Multiemployer Plans (Details) - Southland Holdings Llc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 5,857	$ 1,507	$ 0
Northwest Ironworkers Retiremen Trust Seattle Washington [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 2,564	608
Expiration date of CBA	Jun. 30, 2022
I U O E Local 302612 Construct W A State [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 616	143
Expiration date of CBA	May 31, 2022
Carpenters Trustof Western Washington Local 196 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 507	116
Expiration date of CBA	May 31, 2022
Iron Workers Union Security Funds [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 519	104
Expiration date of CBA	Jun. 30, 2022
Excavators Union Local 731 Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 324	79
Expiration date of CBA	Apr. 30, 2026
Carpenters District Councilof Kansas City Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 77	60
Expiration date of CBA	Apr. 30, 2026
California Ironworkers Field Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 87
Expiration date of CBA	Jun. 30, 2022
Ironworkers Pension Plan Of Western Pennsylvania [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 70
Expiration date of CBA	Mar. 31, 2022
Teamsters Local 282 Pension Trust Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 225
Expiration date of CBA	Jun. 30, 2022
New York District Council Of Carp Benefits [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution		55
Expiration date of CBA	Jun. 30, 2021
Mo Kan Iron Workers Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution		45
Expiration date of CBA	Mar. 31, 2021
Upstate New York Engineers Pension Fund [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution
Expiration date of CBA	Jun. 30, 2021
All Others [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employer contribution	$ 868	$ 297